Potentially Dilutive Securities Excluded from Computation of Diluted Net Income (Loss) per Common Unit (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Series A preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net income per unit	7,524	8,110	8,110	8,110	8,110
Option Plans' awards to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted net income per unit	1,302	709	1,073